NOTES AND ACCOUNTS PAYABLE - OFFICERS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 12, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2022	Jan. 01, 2024	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Interest rate								1.00%
Accrued interest			$ 3,000
Notes payable				$ 0		$ 30,000	$ 50,000
Shares conversion, value		$ 884,000	884,000	$ 648,000
Three Officers [Member]
Notes payable		$ 142,000	$ 142,000
Interest rate		7.50%	7.50%
Maturity date			one year
Accrued interest			$ 3,000
Notes payable		$ 142,000	142,000
Accrued and unpaid interest			3,000
Three Officers [Member] | Subsequent Event [Member]
Notes payable					$ 72,000
Interest rate					7.50%
Officer [Member] | Subsequent Event [Member]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares	36,269
Chief Financial Officer [Member]
Shares conversion, value		$ 172,000
Shares conversion, shares		51,610
Conversion price, description		The conversion price of the shares was equal to 83% of the IPO price.
Debt fair value		$ 206,000	206,000
Financing cost		34,000	34,000
Other liabilities		$ 0	$ 0